UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-03313)

First American Funds, Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall

Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Brent G. Smith

800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863

Registrant’s telephone number, including area code

Date of fiscal year end: 08/31

Date of reporting period: 11/30/16

Item 1. Schedule of Investments.

Schedule of Investments November 30, 2016 (unaudited), all dollars are rounded to thousands (000)

Government Obligations Fund

DESCRIPTION	PAR	VALUE >
U.S. Government Agency Debt - 33.1%
Federal Farm Credit Bank
0.513%, 12/01/2016 Δ	$50,000	$50,000
0.511%, 12/27/2016 	75,000	74,972
0.568%, 02/15/2017 Δ	25,000	24,999
0.622%, 02/16/2017 Δ	25,000	25,000
0.552%, 02/21/2017 Δ	150,000	150,000
0.610%, 03/08/2017 Δ	25,000	25,000
0.562%, 03/16/2017 Δ	119,000	118,986
0.552%, 03/21/2017 Δ	25,000	24,999
0.624%, 03/24/2017 Δ	25,000	24,997
0.651%, 03/29/2017 Δ	25,000	25,000
0.470%, 03/30/2017 Δ	50,000	50,000
0.522%, 04/04/2017 Δ	45,625	45,623
0.600%, 04/17/2017 Δ	75,000	75,011
0.600%, 04/25/2017	20,000	20,003
0.629%, 05/24/2017 Δ	28,000	27,998
0.616%, 06/22/2017 Δ	50,000	49,997
0.636%, 06/29/2017 Δ	20,000	20,000
0.523%, 08/01/2017 Δ	20,000	19,983
0.658%, 08/01/2017 Δ	25,000	25,000
0.613%, 08/02/2017 	50,000	49,793
0.664%, 08/07/2017 	50,000	49,772
0.679%, 08/24/2017 Δ	110,000	109,990
0.628%, 08/28/2017 Δ	25,000	24,983
0.663%, 09/14/2017 Δ	75,000	74,994
1.125%, 09/22/2017	17,774	17,827
0.592%, 09/25/2017 Δ	22,000	21,978
0.673%, 09/28/2017 Δ	50,000	49,996
0.684%, 10/05/2017 	25,000	24,855
0.663%, 10/06/2017 Δ	80,000	79,997
0.836%, 10/11/2017 	25,000	24,819
0.672%, 10/25/2017 Δ	125,000	124,989
0.847%, 11/03/2017 	50,000	49,607
0.658%, 11/13/2017 Δ	158,000	157,995
0.596%, 11/22/2017 Δ	85,000	84,967
0.612%, 01/16/2018 Δ	50,000	49,989
0.696%, 01/29/2018 Δ	50,000	49,997
0.596%, 03/22/2018 Δ	24,050	24,068
0.542%, 04/20/2018 Δ	50,000	49,996
0.523%, 06/01/2018 Δ	200,000	199,985
Federal Home Loan Bank
0.286%, 12/09/2016 	75,000	74,995
0.602%, 12/12/2016 	150,000	149,973
0.308%, 12/14/2016 	242,970	242,943
4.750%, 12/16/2016	62,000	62,104
0.490%, 01/09/2017 Δ	50,000	50,000
0.500%, 01/17/2017 Δ	100,000	99,990
0.653%, 01/23/2017 Δ	50,000	50,000
0.470%, 01/25/2017	50,000	49,997
0.490%, 01/27/2017	75,000	74,998
0.582%, 01/27/2017 Δ	50,000	50,000
0.752%, 01/30/2017 Δ	50,000	49,999
0.746%, 02/03/2017 Δ	50,000	49,996
0.746%, 02/07/2017 Δ	50,000	49,995
0.823%, 02/08/2017 Δ	50,000	50,000
0.643%, 02/10/2017 	35,000	34,956
0.827%, 02/10/2017 Δ	25,000	25,000
0.506%, 02/14/2017 Δ	175,000	175,000
0.752%, 02/14/2017 Δ	250,000	249,989
0.502%, 02/17/2017 	125,000	124,865
0.640%, 02/17/2017 Δ	30,000	30,000
0.771%, 02/17/2017 Δ	50,000	49,995
0.846%, 02/17/2017 Δ	35,000	35,000
0.656%, 02/22/2017 Δ	75,000	75,000
0.564%, 02/24/2017 Δ	50,000	49,995
0.602%, 02/27/2017 Δ	40,000	39,999
0.680%, 02/27/2017	35,000	34,997
0.577%, 02/28/2017 Δ	100,000	99,999
0.524%, 03/02/2017 Δ	50,000	50,000
0.741%, 03/08/2017 Δ	100,000	99,999
0.557%, 03/10/2017 Δ	150,000	150,000
0.556%, 03/14/2017 Δ	50,000	50,000
0.552%, 03/15/2017 	75,000	74,881
0.550%, 03/17/2017 Δ	50,000	49,999
0.773%, 03/27/2017 Δ	50,000	50,000
0.552%, 04/03/2017 	25,000	24,953
0.778%, 04/13/2017 Δ	50,000	50,000
0.622%, 04/19/2017 Δ	50,000	50,000
0.577%, 04/21/2017 Δ	225,000	224,980
0.521%, 04/28/2017 	33,300	33,229
0.521%, 05/03/2017 	24,000	23,947
0.554%, 05/05/2017 	124,692	124,395
0.552%, 05/08/2017 	100,000	99,759
0.861%, 05/19/2017 Δ	25,000	25,000
0.580%, 05/30/2017	50,000	49,994
0.625%, 05/30/2017	50,000	50,005

1.000%, 06/09/2017	20,700	20,743
0.750%, 07/20/2017	50,000	50,000
0.690%, 07/26/2017	50,000	50,000
0.846%, 07/27/2017 Δ	25,000	24,998
0.570%, 08/03/2017 Δ	100,000	100,000
0.545%, 08/18/2017 Δ	80,000	79,973
0.905%, 08/25/2017 Δ	50,000	50,001
0.750%, 08/28/2017	68,715	68,711
0.822%, 09/01/2017 Δ	25,000	25,000
0.573%, 09/05/2017 Δ	50,000	50,000
0.583%, 09/06/2017 Δ	50,000	50,000
0.815%, 09/07/2017 Δ	25,000	25,000
0.750%, 09/08/2017	26,960	26,947
0.825%, 09/11/2017 Δ	25,000	25,001
0.834%, 09/29/2017 Δ	35,000	35,000
0.834%, 10/04/2017 Δ	115,000	115,005
0.797%, 10/10/2017 Δ	20,000	20,001
0.837%, 10/11/2017 Δ	25,000	25,000
0.611%, 10/13/2017 Δ	70,000	70,000
0.635%, 10/18/2017 Δ	50,000	50,000
0.637%, 10/20/2017 Δ	30,000	30,000
0.642%, 10/20/2017 Δ	50,000	50,000
0.659%, 10/25/2017 Δ	50,000	50,000
0.757%, 10/25/2017 Δ	50,000	50,000
0.625%, 10/26/2017	15,000	14,992
0.667%, 10/27/2017 Δ	50,000	50,000
0.806%, 10/27/2017 Δ	75,000	74,995
0.609%, 11/02/2017 Δ	50,000	50,000
0.605%, 11/03/2017 Δ	23,000	22,999
0.797%, 11/10/2017 Δ	100,000	100,000
0.602%, 11/28/2017 Δ	50,000	49,998
0.608%, 12/07/2017 Δ	50,000	49,997
0.770%, 12/07/2017 Δ	50,000	50,000
0.775%, 12/12/2017 Δ	75,000	75,000
0.787%, 12/13/2017 Δ	50,000	50,000
0.795%, 12/15/2017 Δ	25,000	25,000
0.799%, 12/18/2017 Δ	40,000	40,000
0.826%, 12/22/2017 Δ	87,500	87,501
0.816%, 01/02/2018 Δ	15,000	15,000
0.824%, 01/04/2018 Δ	35,000	35,000
0.837%, 01/08/2018 Δ	50,000	50,000
0.830%, 01/19/2018 Δ	50,000	50,000
0.633%, 02/05/2018 Δ	100,000	100,006
0.747%, 02/09/2018 Δ	25,000	25,002
0.752%, 02/15/2018 Δ	150,000	150,000
0.752%, 02/15/2018 Δ	100,000	100,000
0.617%, 02/16/2018 Δ	50,000	49,997
0.756%, 02/16/2018 Δ	75,000	75,000
0.766%, 02/22/2018 Δ	50,000	50,000
0.770%, 02/23/2018 Δ	25,000	25,000
0.627%, 02/28/2018 Δ	50,000	49,998
0.578%, 03/01/2018 Δ	50,000	49,998
0.663%, 03/07/2018 Δ	50,000	49,997
0.680%, 03/15/2018 Δ	50,000	50,000
0.633%, 03/19/2018 Δ	50,000	49,998
0.677%, 03/19/2018 Δ	50,000	50,000
0.588%, 03/23/2018 Δ	96,000	96,001
0.677%, 03/26/2018 Δ	35,000	35,005
0.592%, 03/28/2018 Δ	100,000	100,000
0.543%, 04/06/2018 Δ	50,000	50,000
0.526%, 04/12/2018 Δ	90,000	90,003
Federal Home Loan Mortgage Corporation
0.290%, 12/14/2016 	120,000	119,987
0.450%, 01/20/2017 	49,000	48,969
0.750%, 03/09/2017	50,000	50,000
0.567%, 04/20/2017 Δ	75,000	74,996
0.526%, 05/17/2017 	375,000	374,087
0.552%, 05/18/2017 	250,000	249,358
0.562%, 06/01/2017 	50,000	49,858
0.750%, 07/14/2017	87,650	87,702
0.692%, 07/21/2017 Δ	50,000	49,997
5.500%, 08/23/2017	98,969	102,405
1.000%, 09/29/2017	21,012	21,059
Federal National Mortgage Association
0.310%, 12/16/2016 	40,000	39,995
0.522%, 01/03/2017 	50,000	49,976
0.532%, 01/05/2017 	50,000	49,974
0.618%, 01/26/2017 Δ	40,000	40,001
5.000%, 02/13/2017	93,000	93,791
0.750%, 04/20/2017	61,900	61,921
0.552%, 08/16/2017 Δ	100,000	99,979
0.875%, 08/28/2017	87,751	87,862
0.545%, 09/08/2017 Δ	25,000	24,978
1.000%, 09/27/2017	56,500	56,628
0.543%, 10/05/2017 Δ	35,000	34,990
0.875%, 10/26/2017	8,695	8,696
Total U.S. Government Agency Debt (Cost $10,764,167)		10,764,167

U.S. Treasury Debt - 9.2%
United States Treasury Note
0.875%, 12/31/2016	50,000	50,012
1.000%, 03/31/2017	50,000	50,075
0.625%, 05/31/2017	100,000	100,018
0.625%, 06/30/2017	50,000	50,009
0.750%, 06/30/2017	225,000	225,200
0.875%, 07/15/2017	300,000	300,431
0.500%, 07/31/2017	100,000	99,905
0.625%, 08/31/2017	550,000	549,708
1.875%, 08/31/2017	150,000	151,312
0.875%, 10/15/2017	100,000	100,169
0.750%, 10/31/2017	975,000	975,183
1.875%, 10/31/2017	150,000	151,592
0.875%, 11/15/2017	100,000	100,012
0.875%, 11/30/2017	100,000	100,014
Total U.S. Treasury Debt (Cost $3,003,640)		3,003,640

Investment Companies Ω - 2.6%	SHARES
Dreyfus Government Cash Management Fund, Institutional Shares, 0.284%	150,000,000	150,000
DWS Government Money Market Series Fund, Institutional Shares. 0.315%	175,000,000	175,000
Goldman Sachs Financial Square Funds - Money Market Fund, Institutional Shares, 0.309%	325,000,000	325,000
Wells Fargo Government Money Market Fund, Institutional Shares, 0.245%	200,000,000	200,000
Total Investment Companies (Cost $850,000)		850,000

U.S. Government Agency Repurchase Agreements - 6.8%	PAR
BNP Paribas SA
0.280%, dated 11/30/2016, matures 12/01/2016, repurchase price $200,002 (collateralized by various government agency obligations: Total market value $204,000)	$200,000	200,000
Goldman Sachs & Company
0.270%, dated 11/30/2016, matures 12/01/2016, repurchase price $700,005 (collateralized by various government agency obligations: Total market value $714,001)	700,000	700,000
HSBC Securities (USA) Inc
0.260%, dated 11/30/2016, matures 12/01/2016, repurchase price $700,005 (collateralized by various government agency obligations: Total market value $714,002)	700,000	700,000
ING Financial Markets LLC
0.260%, dated 11/30/2016, matures 12/01/2016, repurchase price $300,002 (collateralized by various government agency obligations: Total market value $306,004)	300,000	300,000
Merrill Lynch, Pierce, Fenner & Smith Inc
0.270%, dated 11/30/2016, matures 12/01/2016, repurchase price $200,002 (collateralized by various government agency obligations: Total market value $204,001)	200,000	200,000
RBC Capital Markets
0.260%, dated 11/30/2016, matures 12/01/2016, repurchase price $100,001 (collateralized by various government agency obligations: Total market value $102,000)	100,000	100,000
Total U.S. Government Agency Repurchase Agreements
(Cost $2,200,000)		2,200,000

U.S. Treasury Repurchase Agreements - 48.3%
Bank of Nova Scotia/NY
0.260%, dated 11/30/2016, matures 12/01/2016, repurchase price $1,112,476 (collateralized by U.S. Treasury obligations: Total market value $1,135,260)	1,112,468	1,112,468
BNP Paribas SA
0.270%, dated 11/30/2016, matures 12/01/2016, repurchase price $675,005 (collateralized by U.S. Treasury obligations: Total market value $688,500)	675,000	675,000
Credit Agricole Corporate & Investment Bank
0.260%, dated 11/30/2016, matures 12/01/2016, repurchase price $1,668,715 (collateralized by U.S. Treasury obligations: Total market value $1,702,890)	1,668,703	1,668,703
0.270%, dated 11/28/2016, matures 12/05/2016, repurchase price $350,018 (collateralized by U.S. Treasury obligations: Total market value $357,000)	350,000	350,000
Credit Suisse Securities USA Inc
0.270%, dated 11/30/2016, matures 12/01/2016, repurchase price $900,001 (collateralized by U.S. Treasury obligations: Total market value $91,803)	90,000	90,000
Federal Reserve Bank of New York
0.250%, dated 11/30/2016, matures 12/01/2016, repurchase price $8,650,060 (collateralized by U.S. Treasury obligations: Total market value $8,650,060)	8,650,000	8,650,000
Goldman Sachs & Company
0.280%, dated 11/30/2016, matures 12/30/2016, repurchase price $750,175 (collateralized by U.S. Treasury obligations: Total market value $765,000)	750,000	750,000
HSBC Securities (USA) Inc
0.260%, dated 11/29/2016, matures 12/06/2016, repurchase price $550,028 (collateralized by U.S. Treasury obligations: Total market value $561,000)	550,000	550,000
0.260%, dated 11/30/2016, matures 12/07/2016, repurchase price $300,015 (collateralized by U.S. Treasury obligations: Total market value $306,003)	300,000	300,000
RBC Capital Markets
0.250%, dated 11/30/2016, matures 12/01/2016, repurchase price $150,001 (collateralized by U.S. Treasury obligations: Total market value $153,000)	150,000	150,000
Societe Generale/New York Branch
0.370%, dated 11/30/2016, matures 12/07/2016, repurchase price $1,00,072 (collateralized by U.S. Treasury obligations: Total market value $1,020,000)	1,000,000	1,000,000
0.390%, dated 11/30/2016, matures 12/07/2016, repurchase price $450,034 (collateralized by U.S. Treasury obligations: Total market value $459,000)	450,000	450,000
Total U.S. Treasury Repurchase Agreements (Cost $15,746,171)		15,746,171

Total Investments▲ - 100.0% (Cost $32,563,978)		32,563,978
Other Assets and Liabilities, Net - 0.0%		3,674
Total Net Assets - 100.0%		$32,567,652

>	Investment securities held (except for investment in other money market funds) are stated at amortized cost, which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the fund are determined using prices supplied by the fund’s independent pricing services. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund’s administrator will notify the fund’s board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the fund’s board of directors will be convened, and the board will determine what action, if any, to take. During the three-month period ended November 30, 2016, the difference between the aggregate market price and the aggregate amortized cost of all securities in the fund did not exceed 0.25%. Investments in other money market funds are valued at their respective net asset values on the valuation date.

Δ	Variable Rate Security - The rate shown is the rate in effect as of November 30, 2016.

	Discounted Security - This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.

Ω	The rate shown is the annualized seven-day yield as of Nobember 30, 2016.

▲	On November 30, 2016, the cost of investments for federal income tax purposes was approximately $32,563,979. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3	-	Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

As of November 30, 2016, the fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value
U.S. Government Agency Debt	$—	$10,764,167	$—	$10,764,167
U.S. Treasury Debt	—	3,003,640	—	3,003,640
U.S. Government Agency Repurchase Agreements	—	2,200,000	—	2,200,000
U.S. Treasury Repurchase Agreements	—	15,746,171	—	15,746,171
Investment Companies	850,000	—	—	$850,000
Total Investments	$850,000	$31,713,978	$—	$31,713,978

During the three-month period ended November 30, 2016, there were no transfers between valuation levels or Level 3 securities.

Certain Transfers Accounted for as Secured Borrowings

Remaining Contractual Maturity of the Agreements	Overnight and Continuous	Up to 30 Days	31-90 Days	Total
Repurchase Agreements
U.S. Government Agency	$2,200,000	$—	$—	$2,200,000
U.S. Treasury	12,346,171	3,400,000	—	15,746,171
Total Borrowings	$14,546,171	$3,400,000	$—	$17,946,171

Schedule of Investments November 30, 2016 (unaudited), all dollars rounded to thousands (000)

Institutional Prime Obligations Fund

DESCRIPTION	PAR	VALUE >
Variable Rate Demand Notes Δ - 29.0%
Broward County, Florida, Embraer Aircraft Holding Inc Project, Series 2007B (LOC: Citibank)
0.750%, 04/01/2035	$5,500	$5,500
City of Eden Prairie, Minnesota Multifamily Housing Revenue, Park at City West Apartments Project, Series 2001 (INS: FHLMC)
0.560%, 09/01/2031	14,805	14,805
City of Houston, Texas, Combined Utility System, Series 2004B-2 (LOC: Citibank)
0.570%, 05/15/2034	5,000	5,000
Clark County, Nevada Airport System, Series 2008B-2 (AMT) (LOC: State Street Bank & Trust Co)
0.590%, 07/01/2022	32,200	32,200
Clark County, Nevada Airport System, Series 2008C-3 (AMT) (LOC: Sumitomo Mitsui Banking)
0.590%, 07/01/2029	10,000	10,000
District of Columbia, The Pew Charitable Trusts Issue, Series 2008A (LOC: PNC Bank)
0.550%, 04/01/2038	20,000	20,000
Florida Keys Aqueduct Authority Water Revenue, Series 2008 (LOC: TD Bank)
0.560%, 09/01/2035	15,050	15,050
Illinois Educational Facilities Authority, ACI/Cultural Pooled Financing Program, Series 1998 (LOC: JP Morgan Chase Bank)
0.580%, 03/01/2028	15,000	15,000
Illinois Educational Facilities Authority, Lake Forest Open Lands Association, Series 1999 (LOC: Northern Trust Co.)
0.600%, 08/01/2033	9,800	9,800
Industrial Development Corporation of The Port Of Chehalis, JLT Holdings, L.L.C. Project, Series 2003 (AMT) (LOC: Wells Fargo Bank)
0.700%, 12/01/2024	1,315	1,315
Lee County Industrial Development Authority, Health Care Facilities, Hope Hospice Project, Series 2008 (LOC: Northern Trust Co)
0.600%, 10/01/2027	8,900	8,900
Maryland Health & Higher Educational Facilities Authority, Anne Arundel Health System Issue, Series 2009B (LOC: Bank of America)
0.530%, 07/01/2043	6,700	6,700
Maryland Transportation Authority, Baltimore/Washington International Thurgood Marshall Airport, Series 2012C (AMT) (LOC: Wells Fargo Bank)
0.530%, 06/01/2032	20,500	20,500
Massachusetts Development Finance Agency, Babson College Issue, Series 2008B (LOC: Bank of America)
0.720%, 10/01/2031	8,705	8,705
Metropolitan Transportation Authority, Series 2015E-2 (LOC: Bank of Tokyo)
0.540%, 11/15/2050	12,970	12,970
Nevada Housing Division, Help Owens 2 Apartments, Series 2007 (AMT) (LOC: Citibank)
0.620%, 10/01/2042	2,065	2,065
New York State Housing Finance Agency, 625 West 57th Street Housing, Series 2015A-1 (LOC: Bank of New York Mellon)
0.570%, 05/01/2049	25,000	25,000
New York State Housing Finance Agency, BAM South Housing, Series 2014 B (LOC: JP Morgan Chase Bank)
0.580%, 11/01/2048	5,000	5,000
New York State Housing Finance Agency, Service Contract Revenue Bonds, Series L (LOC: Bank of America)
0.530%, 09/15/2021	16,965	16,965
North Broward Florida Hospital, Series A (LOC: Northern Trust Co)
0.550%, 12/16/2020	16,680	16,680
North Carolina Med Care Facility, WakeMed, Series B (LOC: Wells Fargo Bank)
0.540%, 10/01/2038	10,000	10,000
State Building Authority, 2011 Variable Rate Revenue Refunding Bonds, Series II-B (LOC: Citibank)
0.570%, 10/15/2043	7,960	7,960
The City of New York, General Obligation Bonds, Fiscal 2017 Series A, Subseries A-4 (LOC: Citibank)
0.520%, 08/01/2044	12,485	12,485
Total Variable Rate Demand Notes (Cost $282,600)		282,600

Asset Backed Commercial Paper  ■ - 9.7%
Atlantic Asset Securitization Corp
0.902%, 02/07/2017	5,000	4,992
CAFCO LLC
0.942%, 03/06/2017	7,000	6,982
Fairway Finance Corp
0.450%, 12/08/2016	10,000	9,999
Gotham Funding Corp
0.620%, 12/21/2016	7,383	7,381
Kells Funding LLC
0.963%, 03/08/2017	10,000	9,975
Liberty Street Funding LLC
0.882%, 02/06/2017	10,000	9,985
0.932%, 02/21/2017	5,000	4,990
Manhattan Asset Funding Co
0.902%, 02/07/2017	5,000	4,992
Nieuw Amsterdam Receivables Corp
0.932%, 02/22/2017	5,000	4,989
Old Line Funding LLC
0.350%, 12/01/2016	10,001	10,001
0.842%, 02/10/2017	10,000	9,984
Thunder Bay Funding LLC
0.852%, 02/15/2017	10,000	9,982
Total Asset Backed Commercial Paper (Cost $94,249)		94,252

Non-Negotiable Time Deposits - 7.2%
Credit Agricole, Cayman Islands Branch - Time Deposit
0.320%, 12/01/2016	35,000	35,000
DnB Bank ASA, Cayman Islands Branch - Time Deposit
0.300%, 12/01/2016	35,000	35,000
Total Non-Negotiable Time Deposits (Cost $70,000)		70,000

Financial Company Commercial Paper  - 5.7%
DZ Bank AG/NY
0.310%, 12/01/2016	35,000	35,000
Macquarie Bank Ltd
0.932%, 02/17/2017 ■	5,000	4,989
National Rural Utilities
0.450%, 12/06/2016	5,500	5,500
Suncorp Metway Ltd
0.882%, 01/30/2017 ■	10,000	9,986
Total Financial Company Commercial Paper (Cost $55,475)		55,475

Certificates of Deposit - 5.0%
Banco del Estado de Chile/NY
0.440%, 12/02/2016	20,000	20,000
0.900%, 02/15/2017	10,000	10,002
Bank of Montreal/Chicago
0.900%, 02/16/2017	5,000	5,000
Mitsubishi UFJ Trust & Banking Corp/NY Δ
1.230%, 02/03/2017	10,000	10,012
Toronto Dominion Bank/NY
0.900%, 02/28/2017	5,000	5,000
Total Certificates of Deposit (Cost $50,007)		50,014

Other Commercial Paper  ■ - 2.6%
Total Capital Canada Ltd
0.498%, 12/15/2016	24,900	24,896
(Cost $24,895)

U.S. Government Agency Repurchase Agreements - 10.2%
BNP Paribas SA
0.290%, dated 11/30/2016, matures 12/01/2016, repurchase price $100,001 (collateralized by government agency obligations: Total market value $104,867)	100,000	100,000
(Cost $100,000)

U.S. Treasury Repurchase Agreements - 16.4%
Bank of Nova Scotia/NY
0.260%, dated 11/30/2016, matures 12/01/2016, repurchase price $64,239 (collateralized by U.S. Treasury obligations: Total market value $65,790)	64,239	64,239
Credit Agricole Corporate & Investment Bank
0.260%, dated 11/30/2016, matures 12/01/2016, repurchase price $96,359 (collateralized by U.S. Treasury obligations: Total market value $98,685)	96,358	96,358
Total U.S. Treasury Repurchase Agreements (Cost $160,597)		160,597

Other Repurchase Agreements - 16.0%
BNP Paribas SA
0.690%, dated 11/30/2016, matures 12/01/2016, repurchase price $22,000 (collateralized by various securities: Total market value $23,100)	22,000	22,000
0.710%, dated 11/30/2016, matures 01/04/2017, repurchase price $15,010 (collateralized by various securities: Total market value $15,750) ∞	15,000	15,000
HSBC Securities (USA) Inc
0.510%, dated 11/30/2016, matures 12/01/2016, repurchase price $37,001 (collateralized by various securities: Total market value $38,853)	37,000	37,000
ING Financial Markets LLC
0.510%, dated 11/30/2016, matures 12/01/2016, repurchase price $37,001 (collateralized by various securities: Total market value $38,852)	37,000	37,000
JP Morgan Securities LLC
0.880%, dated 11/30/2016, matures 01/04/2017, repurchase price $15,013 (collateralized by various securities: Total market value $15,750) ∞	15,000	15,000
Societe Generale SA
0.670%, dated 11/30/2016, matures 12/01/2016, repurchase price $30,001 (collateralized by various securities: Total market value $31,500)	30,000	30,000
Total Other Repurchase Agreements (Cost $156,000)		156,000

Total Investments ▲ - 101.8% (Cost $993,823)		993,834
Other Assets and Liabilities, Net - (1.8)%		(18,033)
Total Net Assets - 100.0%		$975,801

>	Securities for which market quotations are readily available will be valued at market value on the basis of quotations furnished by a pricing service or provided by securities dealers. If market quotations are not readily available, or if the advisor believes that such quotations do not accurately reflect market prices, the fair value of the securities will be determined in good faith based upon valuation procedures established by the board. Short-term debt obligations maturing in sixty days or less may be valued at amortized cost where the advisor believes that it approximates market value.

	Discounted Security - This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.

Δ	Variable Rate Security - The rate shown is the rate in effect as of November 30, 2016.

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of November 30, 2016, the value of these investments was $134,123 or 13.7% of total net assets.

∞	Security considered illiquid. As of November 30, 2016, the value of these investments was $30,000 or 3.1% of total net assets.

▲	On November 30, 2016, the cost of investments for federal income tax purposes was approximately $993,823. The approximate gross unrealized appreciation and approximate gross unrealized depreciation of investments, based on this cost, were $13 and $2, respectively.

AMT	-	Alternative Minimum Tax. As of November 30, 2016, the total value of securities subject to AMT was $66,080 or 6.8% of total net assets.
FHLMC	-	Federal Home Loan Mortgage Corporation
INS	-	Insured
LOC	-	Letter of Credit

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3	-	Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the board of directors.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

As of November 30, 2016, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Variable Rate Demand Notes	$—	$282,600	$—	$282,600
U.S. Treasury Repurchase Agreements	—	160,597	—	160,597
Other Repurchase Agreements	—	156,000	—	156,000
U.S. Government Agency Repurchase Agreements	—	100,000	—	100,000
Asset Backed Commercial Paper	—	94,252	—	94,252
Non-Negotiable Time Deposits	—	70,000	—	70,000
Financial Company Commercial Paper	—	55,475	—	55,475
Certificates of Deposit	—	50,014	—	50,014
Other Commercial Paper	—	24,896	—	24,896
Total Investments	$—	$993,834	$—	$993,834

During the three-month period ended November 30, 2016, there were no transfers between fair value levels or Level 3 securities.

Certain Transfers Accounted for as Secured Borrowings

Remaining Contractual Maturity of the Agreements	Overnight and Continuous	Up to 30 Days	31-90 Days	Total
Repurchase Agreements
U.S. Government	$100,000	$—	$—	$100,000
U.S. Treasury	160,597	—	—	160,597
Other	126,000	—	30,000	156,000
Total Borrowings	$286,597	$—	$30,000	$316,597

Schedule of Investments November 30, 2016 (unaudited), all dollars rounded to thousands (000)

Retail Prime Obligations Fund

DESCRIPTION	PAR	VALUE >
Certificates of Deposit - 22.9%
Banco del Estado de Chile/NY
0.440%, 12/02/2016	$30,000	$30,000
1.042%, 01/19/2017 Δ	15,000	15,000
0.900%, 02/15/2017	10,000	10,000
1.078%, 04/13/2017 Δ	20,000	20,000
Bank of Montreal/Chicago
1.000%, 01/17/2017	10,000	10,000
0.980%, 01/18/2017	25,000	25,000
0.900%, 02/15/2017	10,000	10,000
0.900%, 02/16/2017	10,000	10,000
Bank of Nova Scotia/Houston
0.995%, 01/18/2017 Δ	40,000	40,000
Bank of Tokyo-Mitsubishi UFJ Ltd/NY
0.990%, 02/21/2017	20,000	20,000
1.112%, 04/04/2017 Δ	7,000	7,000
Canadian Imperial Bank of Commerce/NY
0.980%, 01/18/2017	30,000	30,000
1.000%, 08/02/2017 Δ	10,000	10,000
Credit Suisse/NY
1.075%, 01/18/2017 Δ	15,000	15,000
DZ Bank/NY
1.060%, 02/07/2017	15,000	15,000
1.240%, 04/06/2017	20,000	20,000
HSBC Bank USA
0.915%, 12/02/2016	10,000	10,000
1.285%, 03/03/2017 Δ	7,500	7,502
1.349%, 05/18/2017 Δ	20,000	20,024
Nordea Bank Finland/NY
1.110%, 04/04/2017	5,000	5,000
Rabobank Nederland NV/NY
1.150%, 04/10/2017	25,000	25,000
State Street Bank & Trust
1.000%, 01/17/2017 Δ	45,000	45,000
Svenska Handelsbanken/NY
1.020%, 01/17/2017 Δ	20,000	20,000
1.130%, 02/17/2017 Δ	20,000	20,008
1.078%, 05/15/2017 Δ	20,000	20,000
Toronto Dominion Bank/NY
0.900%, 02/28/2017	10,000	10,000
UBS AG Stamford CT
1.004%, 05/02/2017 Δ	15,000	15,000
Wells Fargo Bank
0.995%, 01/18/2017 Δ	45,000	45,000
Westpac Banking Corp/NY
1.300%, 02/24/2017 Δ	10,000	10,001
0.946%, 06/01/2017 Δ	10,000	10,000
Total Certificates of Deposit (Cost $549,535)		549,535

Variable Rate Demand Notes Δ - 19.3%
California Health Facilities Financing Authority, Catholic Healthcare West Loan Program, Series H (LOC: Sumitomo Mitsui)
0.560%, 07/01/2035	25,000	25,000
California Health Facilities Financing Authority, Scripps Health, Series 2010C (LOC: Northern Trust Company)
0.520%, 10/01/2040	13,050	13,050
City of Bloomington, MN, Norlan Partners Project, Series 2002B (AMT) (INS: FNMA)
0.660%, 07/15/2032	4,990	4,990
City of Chicago, Chicago O’Hare International Airport, Series 2005C (LOC: Citibank)
0.570%, 01/01/2035	30,000	30,000
City of Houston, Texas, Combined Utility System, Series 2004B-2 (LOC: Citibank)
0.570%, 05/15/2034	40,000	40,000
Clark County, Nevada, Airport System, Series 2008B-2 (AMT) (LOC: State Street Bank & Trust Co)
0.590%, 07/01/2022	16,200	16,200
Community Development Administration Maryland Department of Housing and Community Development, Residential Revenue Bonds, Series 2008D (AMT) (LOC: PNC Bank)
0.600%, 09/01/2038	20,000	20,000
Connecticut Health and Educational Facilities Authority, Yale New Have Health Issue, Series C (LOC: JP Morgan Chase)
0.540%, 07/01/2025	20,400	20,400
County of Franklin, Ohio, Hospital Facilities, Series 1996B (LOC: Northern Trust Company)
0.550%, 12/01/2020	6,420	6,420
County of Franklin, Ohio, U.S. Health Corporation of Columbus, Series 1996A (LOC: Northern Trust Company)
0.550%, 12/01/2021	6,300	6,300
County of Hamilton, Ohio, Economic Development Revenue, St. Xavier High School Project, Series 2003 (LOC: PNC Bank)
0.560%, 04/01/2028	16,750	16,750
Housing Authority of the County of DeKalb, Georgia, Highland Place Apartments Project, Series 2008 (INS: FHLMC)
0.610%, 10/01/2041	15,700	15,700
Illinois Finance Authority, Chicago Horticultural Society Project, Series 2008 (LOC: BMO Harris Bank)
0.700%, 01/01/2043	3,000	3,000
Illinois Finance Authority, Northwest Community Hospital, Series 2008C (LOC: JPMorgan Chase)
0.570%, 07/01/2032	17,545	17,545
Illinois Finance Authority, Swedish Covenant Hospital, Series 2008A (LOC: PNC Bank)
0.570%, 08/15/2038	15,000	15,000
Indiana Finance Authority, Indiana University Health Obligated Group, Series 2011A (LOC: Northern Trust Company)
0.550%, 03/01/2033	28,560	28,560

Lee County Industrial Development Authority, Health Care Facilities, Hope Hospice Project, Series 2008 (LOC: Northern Trust Company)
0.600%, 10/01/2027	8,000	8,000
Louisiana Public Facilities Authority, CHRISTUS Health, Series 2009B-3 (LOC: Bank of New York Mellon)
0.550%, 07/01/2047	9,470	9,470
Louisville/Jefferson County Metro Government Health System, Norton Healthcare, Inc., Series 2011A (LOC: PNC Bank)
0.560%, 10/01/2039	6,300	6,300
Lowell Arkansas Industrial Development Revenue, Arkansas Democrat Gazette (AMT) (LOC: JPMorgan Chase Bank)
0.710%, 10/01/2036	3,830	3,830
Mayor and City Council of Baltimore, Maryland, Baltimore City Parking System Facilities, Series 2008 (LOC: Bank of America)
0.550%, 07/01/2032	15,000	15,000
Michigan State Housing Development Authority Multi-Family Revenue, Berrien Woods III, Series A (AMT) (LOC: Citibank)
0.680%, 07/01/2032	4,415	4,415
Minnesota Higher Education Facilities Authority, Macalester College, Series Three-Z
0.630%, 03/01/2024	2,520	2,520
New York State Housing Finance Agency, Series M, Sub-Series M-1 (LOC: Bank of America)
0.530%, 09/15/2021	10,000	10,000
New York State Housing Financne Agency, Riverside Center 2, Series 2013A-3 (LOC: Bank of America)
0.570%, 11/01/2046	10,000	10,000
North Broward Florida Hospital, Series A (LOC: Northern Trust Company)
0.550%, 12/16/2020	8,000	8,000
Port of Seattle Subordinate Lien Revenue Bonds, Series 1997 (AMT) (LOC: Bank of America)
0.570%, 09/01/2022	19,040	19,040
Sunshine State Governmental Financing Commission, Miami-Dade County Program, Series 2010B (LOC: MUFG Union Bank)
0.600%, 09/01/2035	23,100	23,100
Tarrant County Cultural Education Facilities Finance Corporation, CHRISTUS Health, Series 2008C-2 (LOC: Bank of New York Mellon)
0.550%, 07/01/2047	30,000	30,000
Texas Department of Housing and Community Affairs Multifamily Housing, Terraces at Cibolo, Series 2007 (AMT) (LOC: Citibank)
0.610%, 05/01/2040	4,800	4,800
The Board of Trustees of The University of Illinois University of Illinois Health Services Facilities System, Series 1997B (LOC: Wells Fargo Bank)
0.570%, 10/01/2026	12,400	12,400
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, Series 1B (LOC: State Street Bank & Trust)
0.520%, 01/02/2032	9,315	9,315
Washington State Housing Finance Commission, Franke Tobey Jones Project, Series 2003 (LOC: Wells Fargo Bank)
0.540%, 09/01/2033	7,385	7,385
Total Variable Rate Demand Notes (Cost $462,490)		462,490

Asset Backed Commercial Paper ■ - 14.5%
Atlantic Asset Securitization Corp
0.755%, 01/18/2017 Δ	15,000	15,000
CAFCO LLC
0.936%, 03/06/2017 ʘ	25,000	24,938
Chariot Funding LLC
0.450%, 12/01/2016 ʘ	20,000	20,000
Fairway Finance Corp
1.012%, 01/19/2017 Δ	15,000	15,000
Gotham Funding Corp
0.570%, 12/05/2016 ʘ	10,000	9,999
0.470%, 12/06/2016 ʘ	8,900	8,899
0.620%, 12/27/2016 ʘ	14,500	14,494
0.902%, 02/14/2017 ʘ	10,000	9,981
Kells Funding LLC
0.913%, 12/01/2016 ʘ	8,000	8,000
1.044%, 02/23/2017 ʘ	20,000	19,952
0.983%, 03/17/2017 ʘ	11,120	11,088
0.984%, 03/24/2017 ʘ	10,000	9,969
0.956%, 05/02/2017 Δ	10,000	10,000
Liberty Street Funding LLC
1.023%, 01/05/2017 ʘ	10,000	9,990
1.003%, 01/26/2017 ʘ	10,000	9,985
1.003%, 02/09/2017 ʘ	15,000	14,971
1.013%, 03/22/2017 ʘ	10,000	9,969
Manhattan Asset Funding Co
1.054%, 01/17/2017 ʘ	10,000	9,986
0.904%, 01/25/2017 Δ	10,000	10,000
1.238%, 04/13/2017 Δ	5,000	5,000
Nieuw Amsterdam Receivables Corp
0.500%, 12/14/2016 ʘ	20,000	19,996
1.003%, 02/02/2017 ʘ	10,000	9,983
0.932%, 02/22/2017 ʘ	10,000	9,979
Old Line Funding LLC
0.985%, 01/18/2017 Δ	20,000	20,000
1.102%, 04/19/2017 Δ	10,000	10,000
Thunder Bay Funding LLC
0.992%, 01/19/2017 Δ	20,000	20,000
0.983%, 05/02/2017 Δ	10,000	10,000
Total Asset Backed Commercial Paper (Cost $347,179)		347,179

Financial Company Commercial Paper - 13.5%
ANZ New Zealand Int’l/London
0.980%, 01/19/2017 Δ ■	15,000	15,000
1.062%, 02/21/2017 Δ ■	15,000	15,000
1.160%, 02/21/2017 Δ ■	15,000	15,000
ASB Finance Ltd/London
1.005%, 01/24/2017 Δ ■	40,000	40,000

Bank of Tokyo-Mitsubishi UFJ Ltd/NY
1.258%, 05/24/2017 ʘ	10,000	9,940
CDP Financial Inc
1.156%, 04/03/2017 ■ ʘ	19,000	18,925
1.167%, 04/20/2017 ■ ʘ	12,000	11,946
Credit Suisse/NY
1.064%, 02/16/2017 ʘ	10,000	9,977
1.329%, 05/02/2017 ʘ	10,000	9,944
DZ Bank AG/NY
0.310%, 12/01/2016 ʘ	35,000	35,000
JP Morgan Securities LLC
1.181%, 07/31/2017 Δ	10,000	10,000
Macquarie Bank Ltd
0.930%, 12/06/2016 ■ ʘ	10,000	9,999
0.992%, 12/12/2016 ■ ʘ	10,000	9,997
0.939%, 02/17/2017 ■ ʘ	15,000	14,970
National Australia Bank Ltd
0.962%, 01/19/2017 Δ ■	45,000	45,000
Suncorp Metway Ltd
1.003%, 12/08/2016 ■ ʘ	5,000	4,999
1.056%, 01/17/2017 ■ ʘ	10,000	9,986
1.227%, 02/16/2017 ■ ʘ	5,000	4,987
1.003%, 03/08/2017 ■ ʘ	10,000	9,973
1.064%, 03/22/2017 ■ ʘ	2,000	1,993
1.288%, 05/09/2017 ■ ʘ	10,000	9,944
Westpac Securities NZ Ltd
1.063%, 05/26/2017 Δ ■	10,000	10,000
Total Financial Company Commercial Paper (Cost $322,580)		322,580

Non-Negotiable Time Deposits - 6.6%
Credit Agricole, Cayman Islands Branch - Time Deposit
0.320%, 12/01/2016	77,593	77,593
DNB Bank ASA, Cayman Islands Branch - Time Deposit
0.300%, 12/01/2016	80,000	80,000
Total Non-Negotiable Time Deposits (Cost $157,593)		157,593

Non-Financial Company Commercial Paper - 3.8%
IBM Corp
0.600%, 12/29/2016 ■ ʘ	10,000	9,995
0.600%, 12/30/2016 ■ ʘ	10,000	9,995
Total Capital Canada Ltd
0.510%, 12/15/2016 ■ ʘ	20,000	19,996
Toyota Credit Canada Inc
1.015%, 04/17/2017 ʘ	15,000	14,942
Toyota Motor Credit Corp
0.922%, 01/18/2017 Δ	15,000	15,000
1.096%, 04/03/2017 ʘ	5,000	4,982
1.082%, 04/13/2017 Δ	15,000	15,000
Total Non-Financial Company Commercial Paper (Cost $89,910)		89,910

U.S. Treasury Repurchase Agreements - 10.4%
Bank of Nova Scotia/NY
0.260%, dated 11/30/2016, matures 12/01/2016, repurchase price $99,503 (collateralized by U.S. Treasury obligations: Total market value $100,980)	99,502	99,502
Credit Agricole Corporate & Investment Bank
0.260%, dated 11/30/2016, matures 12/01/2016, repurchase price $149,254 (collateralized by U.S. Treasury obligations: Total market value $151,470)	149,253	149,253
Total U.S. Treasury Repurchase Agreements (Cost $248,755)		248,755

Other Repurchase Agreements - 9.7%
BNP Paribas SA
0.690%, dated 11/30/2016, matures 12/01/2016, repurchase price $55,001 (collateralized by various securities: Total market value $57,750)	55,000	55,000
0.710%, dated 11/30/2016, matures 01/04/2017, repurchase price $15,010 (collateralized by various securities: Total market value $15,750) ∞	15,000	15,000
ING Financial Markets LLC
0.510%, dated 11/30/2016, matures 12/01/2016, repurchase price $83,001 (collateralized by various securities: Total market value $87,153)	83,000	83,000
JP Morgan Securities LLC
0.880%, dated 11/30/2016, matures 01/04/2017, repurchase price $15,013 (collateralized by various securities: Total market value $15,750) ∞	15,000	15,000
Merrill Lynch, Pierce, Fenner & Smith Inc
0.550%, dated 11/30/2016, matures 12/01/2016, repurchase price $35,001 (collateralized by various securities: Total market value $36,751)	35,000	35,000
Societe Generale SA
0.670%, dated 11/30/2016, matures 12/01/2016, repurchase price $30,001 (collateralized by various securities: Total market value $31,500)	30,000	30,000
Total Other Repurchase Agreements (Cost $233,000)		233,000

Total Investments ▲ - 100.7% (Cost $2,411,042)		2,411,042
Other Assets and Liabilities, Net - (0.7)%		(16,522)
Total Net Assets - 100.0%		$2,394,520

>	Investment securities held (except for investment in other money market funds) are stated at amortized cost, which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the fund are determined using prices supplied by the fund’s independent pricing services. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund’s administrator will notify the fund’s board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the fund’s board of directors will be convened, and the board will determine what action, if any, to take. During the three-month period ended November 30, 2016, the difference between the aggregate market price and the aggregate amortized cost of all securities in the fund did not exceed 0.25%. Investments in other money market funds are valued at their respective net asset values on the valuation date.

Δ	Variable Rate Security - The rate shown is the rate in effect as of November 30, 2016.

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of November 30, 2016, the value of these investments was $634,884 or 26.5% of total net assets.

	Discounted Security - This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.

∞	Security considered illiquid. As of November 30, 2016, the value of these investments was $30,000 or 1.3% of total net assets. See note 2 in notes to Financial Statements.

▲	On November 30, 2016, the cost of investments for federal income tax purposes was approximately $2,411,042. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

AMT	-	Alternative Minimum Tax. As of November 30, 2016, the total value of securities subject to AMT was 73,275 or 3.1% of total net assets.
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
INS	-	Insured
LOC	-	Letter of Credit

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3	-	Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the board of directors.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

As of November 30, 2016, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Certificates of Deposit	$—	$549,535	$—	$549,535
Variable Rate Demand Notes	—	462,490	—	462,490
Asset Backed Commercial Paper	—	347,179	—	347,179
Financial Company Commercial Paper	—	322,580	—	322,580
U.S. Treasury Repurchase Agreements	—	248,755	—	248,755
Other Repurchase Agreements	—	233,000	—	233,000
Non-Negotiable Time Deposits	—	157,593	—	157,593
Non-Financial Company Commercial Paper		89,910	—	89,910
Total Investments	$—	$2,411,042	$—	$2,411,042

During the three-month period ended November 30, 2016, there were no transfers between fair value levels or Level 3 securities.

Certain Transfers Accounted for as Secured Borrowings

Remaining Contractual Maturity of the Agreements	Overnight and Continuous	Up to 30 Days	31-90 Days	Total
Repurchase Agreements
U.S. Treasury	$248,755	$—	$—	$248,755
Other	203,000	—	30,000	233,000
Total Borrowings	$451,755	$—	$30,000	$481,755

Schedule of Investments November 30, 2016 (unaudited), all dollars rounded to thousands (000)

Retail Tax Free Obligations Fund

DESCRIPTION	PAR	VALUE >
Municipal Debt Δ - 88.5%
Alaska - 1.0%
City of Valdez, Alaska, Exxon Pipeline Company Project, 1993 Series C
0.500%, 12/01/2033	$1,200	$1,200
Valdez, Alaska Marine Terminal Revenue Refunding, Exxon Pipeline Company Project, Series 1993C
0.500%, 12/01/2033	2,445	2,445
		3,645
California - 3.3%
California Health Facilities Authority, Catholic Healthcare, Series C (LOC: JPMorgan Chase Bank)
0.600%, 07/01/2020	7,200	7,200
Sacramento Suburban Water District, Series 2009A (LOC: Sumitomo Mitsui Banking)
0.560%, 11/01/2034	4,900	4,900
		12,100
Colorado - 2.0%
Colorado Educational & Cultural Facilities Authority, The Nature Conservancy, Series 2002A
0.550%, 07/01/2027	7,300	7,300

Connecticut - 1.7%
Connecticut Health & Educational Facility Authority Revenue, Greenwich Hospital Issue, Series C (LOC: Bank of America)
0.560%, 07/01/2026	6,400	6,400

District of Columbia - 1.5%
District of Columbia Multimodal Revenue, Medlantic/Helix Issue, Series 1998A Tranche III (LOC: PNC Bank)
0.580%, 08/15/2038	3,455	3,455
District of Columbia, Progressive Life Center, Series 2008A (LOC: Branch Banking & Trust)
0.550%, 01/01/2033	2,025	2,025
		5,480
Florida - 3.6%
North Broward Hospital District, Florida, Refunding Revenue Bonds (LOC: Wells Fargo Bank) (INS: NATL)
0.550%, 01/15/2027	5,000	5,000
Orange County Health Facilities Authority, Orlando Regional Healthcare, Series 2008E (LOC: Branch Banking & Trust)
0.550%, 10/01/2026	4,200	4,200
The School Board of Orange County, Florida Certificates of Participation, Series 2008C (LOC: Bank of America)
0.540%, 08/01/2025	3,825	3,825
		13,025
Illinois - 10.8%
Illinois Development Finance Authority Revenue, Boys & Girls & Family Project (LOC: Bank of America)
0.670%, 08/01/2030	4,700	4,700
Illinois Finance Authority, Chicago Horticultural Society Project, Series 2008 (LOC: BMO Harris Bank)
0.700%, 01/01/2043	6,000	6,000
Illinois Finance Authority, Richard Driehaus Foundation, Series 2005 (LOC: Northern Trust Company)
0.700%, 02/01/2035	12,100	12,100
Illinois Housing Development Authority, Multi-Family Housing Revenue Bonds, Series 2008 (LOC: FHLMC)
0.710%, 08/01/2038	7,145	7,145
The County of Cook, Illinois, Bernard Zell Anshe Emet Day School Project, Series 2005 (LOC: JPMorgan Chase Bank)
0.700%, 05/01/2035	6,380	6,380
Village of Romeoville, Will County, Illinois, Lewis University, Series 2006 (LOC: Wells Fargo Bank)
0.510%, 10/01/2036	3,345	3,345
		39,670
Indiana - 2.6%
Indiana Finance Authority, Indiana University Health Obligated Group, Series 2011E (LOC: Bank of America)
0.570%, 03/01/2036	9,600	9,600

Kentucky - 4.7%
Kentucky Health Care Facility, Bon Secours Health System, Series 2002B (LOC: JPMorgan Chase Bank)
0.610%, 11/01/2026	8,090	8,090
Louisville/Jefferson County Metro Government, Norton Healthcare, Inc, Series 2011B (LOC: PNC Bank)
0.540%, 10/01/2039	6,065	6,065
Louisville/Jefferson County Metro Government, Norton Healthcare, Inc, Series 2013C (LOC: PNC Bank)
0.570%, 10/01/2043	3,000	3,000
		17,155
Louisiana - 4.1%
Louisiana Local Government Environmental Facilities and Community Development Authority, NSU Facilities Corporation Project, Series 2007B (INS: FHLB) (SPA: Regions Bank)
0.590%, 06/01/2039	15,000	15,000

Maryland - 1.7%
Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System, Series 2007A (LOC: Wells Fargo Bank)
0.570%, 07/01/2034	6,250	6,250

Minnesota - 7.4%
City of Minnetonka, The Cliffs at Ridgedale, Series 1995 (LOC: FNMA)
0.630%, 09/15/2025	8,150	8,150
Minnesota Higher Education Facilities Authority, Carleton Collegem, Series Five-G (SPA: JPMorgan Chase Bank)
0.600%, 11/01/2029	7,600	7,600

Minnesota Higher Education Facilities Authority, Macalester College, Series Five -Q
0.610%, 03/01/2033	5,110	5,110
Minnesota Higher Education Facilities Authority, Macalester College, Series Three-Z
0.630%, 03/01/2024	1,790	1,790
Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2015G (SPA: Royal Bank of Canada)
0.550%, 01/01/2034	4,500	4,500
		27,150
Mississippi - 3.6%
Mississippi Business Finance Corporation, Chevron USA Inc Project, Series 2007C
0.520%, 12/01/2030	400	400
Mississippi Business Finance Corporation, Chevron USA Inc Project, Series 2009C
0.520%, 12/01/2030	1,040	1,040
Mississippi Business Finance Corporation, Chevron USA Inc Project, Series 2009G
0.520%, 12/01/2030	9,895	9,895
Mississippi Business Finance Corporation, Chevron USA Inc Project, Series 2010F
0.550%, 12/01/2030	1,490	1,490
Mississippi Business Finance Corporation, Chevron USA Inc Project, Series 2010H
0.550%, 11/01/2035	200	200
		13,025
Montana - 2.5%
City of Forsyth, Rosebud County, Montana, PacifiCorp Project, Series 1988 (LOC: Bank of Nova Scotia)
0.560%, 01/01/2018	9,160	9,160

Nevada - 0.4%
Clark County, Nevada, Airport System Subordinate Lien Revenue Bonds, Series 2008D-3 (LOC: Bank of America)
0.580%, 07/01/2029	1,400	1,400

New York - 6.8%
Dormitory Authority of the State of New York Mental Health Services Facilities Improvement Revenue Bonds, Series 2003D-2H (LOC: Royal Bank of Canada)
0.550%, 02/15/2031	10,000	10,000
The City of New York, General Obligation Bonds, Fiscal 2012 Series A-4 (LOC: Bank of Tokyo)
0.570%, 08/01/2038	15,000	15,000
		25,000
North Carolina - 6.2%
City of Charlotte, Charlotte Douglas International Airport, Series 2007B (LOC: Bank of America)
0.540%, 07/01/2037	1,790	1,790
North Carolina Capital Facilities Finance Agency, Salem Academy and College Project, Series 2005 (LOC: Branch Banking & Trust)
0.550%, 08/01/2030	5,510	5,510
North Carolina Medical Care Commission, Cape Fear Valley Health System, Series 2008A, Subseries A-1 (LOC: Branch Banking & Trust)
0.550%, 10/01/2036	15,600	15,600
		22,900
Ohio - 5.9%
City of Blue Ash, Ursuline Academy of Cincinnati, Series 2008 (LOC: PNC Bank)
0.560%, 06/01/2031	11,595	11,595
State of Ohio, Common Schools General Obligation Adjustable Rate Bonds, Series 2006B
0.540%, 06/15/2026	10,000	10,000
		21,595
South Carolina - 2.0%
South Carolina Jobs - Economic Development Authority, Heathwood Hall Episcopal School Project, Series 2001 (LOC: Wells Fargo Bank)
0.550%, 08/01/2029	7,500	7,500

Texas - 5.2%
Lower Neches Valley Authority, ExxonMobil Project, Series 2001A
0.500%, 11/01/2029	7,360	7,360
Tarrant County Cultural Education Facilities Finance Corp, Methodist Hospitals of Dallas Project, Series 2008A (LOC: TD Bank)
0.540%, 10/01/2041	11,585	11,585
		18,945
Virginia - 7.6%
Bonds of County of Arlington, Virginia, Ballston Public Parking Project (LOC: PNC Bank)
0.640%, 08/01/2017	5,800	5,800
Industrial Development Authority of Fairfax County, Virginia, Inova Health System Project, Series 2005C-1 (LOC: Northern Trust Company)
0.630%, 05/15/2026	5,000	5,000
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute, Series 2003F
0.560%, 02/15/2038	9,820	9,820
Portsmouth Redevelopment & Housing Authority, Phoebus Square Apartments, Series 2008 (LOC: FHLMC)
0.650%, 04/01/2048	7,200	7,200
		27,820
Washington - 1.4%
Washington State Housing Finance Commission, Urban Center Apartments Project, Series 2012 (INS: FHLMC)
0.570%, 07/01/2047	5,000	5,000

West Virginia - 1.6%
West Virginia Hospital Finance Authority, Cabell Huntington Hospital, Inc, 2008 Series B (LOC: Branch Banking & Trust)
0.550%, 01/01/2034	6,000	6,000

Wyoming - 0.9%
Pollution Control Revenue Refunding Bonds, PacifiCorp Projects, Sweetwater County, Wyoming, Series 1992A (LOC: Bank of Nova Scotia)
0.560%, 12/01/2020	2,300	2,300

Uinta County, Wyoming, Chevron USA Inc Project, Series 1993
0.520%, 08/15/2020	800	800
		3,100
Total Municipal Debt (Cost $324,220)		324,220

Other Municipal Securities - 8.6%
Fairfax County, Virginia, Series 2009C
5.000%, 10/01/2017	5,400	5,583
Fairfax County, Virginia, Series 2013A
5.000%, 10/01/2017	3,070	3,175
Metropolitan Transportation Authority, Series 2016 A-2C
2.000%, 02/01/2017	10,000	10,022
State of Oregon, Series 2016A
2.000%, 06/30/2017	10,000	10,069
Youngstown City, Ohio, Series 2016
1.875%, 09/14/2017	2,750	2,770
Total Other Municipal Securities (Cost $31,619)		31,619

Non-Financial Company Commercial Paper - 2.8%
University of Minnesota, Series 07-C
0.920%, 01/10/2017	10,250	10,250
(Cost $10,250)

Total Investments ▲ - 99.9% (Cost $366,089)		366,089
Other Assets and Liabilities, Net - 0.1%		380
Total Net Assets - 100.0%		$366,469

>	Investment securities held (except for investment in other money market funds) are stated at amortized cost, which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the fund are determined using prices supplied by the fund’s independent pricing services. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund’s administrator will notify the fund’s board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the fund’s board of directors will be convened, and the board will determine what action, if any, to take. During the three-month period ended November 30, 2016, the difference between the aggregate market price and the aggregate amortized cost of all securities in the fund did not exceed 0.25%. Investments in other money market funds are valued at their respective net asset values on the valuation date.

Δ	Variable Rate Security - The rate shown is the rate in effect as of November 30, 2016.

▲	On November 30, 2016, the cost of investments for federal income tax purposes was approximately $366,089. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

FHLB	-	Federal Home Loan Banks
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
INS	-	Insured
LOC	-	Letter of Credit
SPA	-	Standby Purchase Agreement

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3	-	Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

As of November 30, 2016, the fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value
Municipal Debt	$—	$324,220	$—	$324,220
Other Municipal Securities	—	31,619	—	31,619
Non-Financial Commercial Paper	—	10,250	—	10,250
Total Investments	$—	$366,089	$—	$366,089

During the three-month period ended November 30, 2016, there were no transfers between valuation levels or Level 3 securities.

Schedule of Investments November 30, 2016 (unaudited), all dollars rounded to thousands (000)

Treasury Obligations Fund

DESCRIPTION	PAR	VALUE >
U.S. Treasury Debt - 45.1%
U.S. Treasury Bills U
0.000%, 12/01/2016	$250,000	$250,000
0.245%, 12/08/2016	550,000	549,970
U.S. Treasury Notes
0.875%, 12/31/2016	300,000	300,087
0.750%, 01/15/2017	50,000	50,022
0.500%, 01/31/2017	50,000	49,999
0.575%, 01/31/2017 Δ	160,000	159,999
0.875%, 01/31/2017	150,000	150,111
0.875%, 02/28/2017	50,000	50,042
1.000%, 03/31/2017	50,000	50,073
3.250%, 03/31/2017	100,000	100,888
0.875%, 04/30/2017	150,000	150,201
0.625%, 05/31/2017	300,000	300,075
0.750%, 06/30/2017	250,000	250,212
0.875%, 07/15/2017	50,000	50,073
0.500%, 07/31/2017	100,000	99,905
0.568%, 07/31/2017 Δ	50,000	49,975
2.375%, 07/31/2017	50,000	50,586
0.625%, 08/31/2017	75,000	74,979
1.875%, 08/31/2017	50,000	50,437
0.659%, 10/31/2017 Δ	175,000	174,902
0.750%, 10/31/2017	350,000	350,011
0.875%, 11/15/2017	50,000	50,006
0.875%, 11/30/2017	50,000	50,006
0.763%, 01/31/2018 Δ	430,000	430,222
0.681%, 04/30/2018 Δ	305,000	305,073
0.665%, 07/31/2018 Δ	230,000	230,029
Total U.S. Treasury Debt (Cost $4,377,883)		4,377,883

U.S. Treasury Repurchase Agreements - 54.9%
Bank of Montreal
0.260%, dated 11/30/2016, matures 12/01/2016, repurchase price $200,001 (collateralized by U.S. Treasury Obligations: Total market value $204,000)	200,000	200,000
Bank of Nova Scotia/NY
0.260%, dated 11/30/2016, matures 12/01/2016, repurchase price $223,792 (collateralized by U.S. Treasury Obligations: Total market value $227,970)	223,791	223,791
BNP Paribas SA
0.270%, dated 11/30/2016, matures 12/01/2016, repurchase price $300,002 (collateralized by U.S. Treasury Obligations: Total market value $306,000)	300,000	300,000
Credit Agricole Corporate & Investment Bank
0.260%, dated 11/30/2016, matures 12/01/2016, repurchase price $335,689 (collateralized by U.S. Treasury Obligations: Total market value $341,955)	335,686	335,686
0.270%, dated 11/28/2016, matures 12/05/2016, repurchase price $150,008 (collateralized by U.S. Treasury Obligations: Total market value $153,000)	150,000	150,000
Federal Reserve Bank of New York
0.250%, dated 11/30/2016, matures 12/01/2016, repurchase price $1,925,013 (collateralized by U.S. Treasury Obligations: Total market value $1,925,013)	1,925,000	1,925,000
Goldman Sachs & Company
0.280%, dated 11/30/2016, matures 12/30/2016, repurchase price $250,058 (collateralized by U.S. Treasury Obligations: Total market value $255,000)	250,000	250,000
HSBC Securities (USA) Inc
0.260%, dated 11/30/2016, matures 12/01/2016, repurchase price $300,002 (collateralized by U.S. Treasury Obligations: Total market value $306,002)	300,000	300,000
0.260%, dated 11/29/2016, matures 12/06/2016, repurchase price $200,010 (collateralized by U.S. Treasury Obligations: Total market value $204,003)	200,000	200,000
0.260%, dated 11/30/2016, matures 12/07/2016, repurchase price $100,005 (collateralized by U.S. Treasury Obligations: Total market value $102,003)	100,000	100,000
Merrill Lynch, Pierce, Fenner & Smith Inc
0.260%, dated 11/30/2016, matures 12/01/2016, repurchase price $150,001 (collateralized by U.S. Treasury Obligations: Total market value $153,000)	150,000	150,000
Societe Generale/New York Branch
0.370%, dated 11/30/2016, matures 12/07/2016, repurchase price $300,022 (collateralized by U.S. Treasury Obligations: Total market value $306,000)	300,000	300,000
0.370%, dated 11/30/2016, matures 12/07/2016, repurchase price $200,014 (collateralized by U.S. Treasury Obligations: Total market value $204,000)	200,000	200,000
0.390%, dated 11/30/2016, matures 12/07/2016, repurchase price $200,015 (collateralized by U.S. Treasury Obligations: Total market value $204,000)	200,000	200,000
TD Securities USA LLC
0.260%, dated 11/30/2016, matures 12/01/2016, repurchase price $500,004 (collateralized by U.S. Treasury Obligations: Total market value $510,000)	500,000	500,000
Total U.S. Treasury Repurchase Agreements (Cost $5,334,477)		5,334,477

Total Investments ▲ - 100.0% (Cost $9,712,360)		9,712,360
Other Assets and Liabilities, Net - 0.0%		2,366
Total Net Assets - 100.0%		$9,714,726

>	Investment securities held (except for investment in other money market funds) are stated at amortized cost, which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the fund are determined using prices supplied by the fund’s independent pricing services. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund’s administrator will notify the fund’s board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the fund’s board of directors will be convened, and the board will determine what action, if any, to take. During the three-month period ended November 30, 2016, the difference between the aggregate market price and the aggregate amortized cost of all securities in the fund did not exceed 0.25%. Investments in other money market funds are valued at their respective net asset values on the valuation date.

U	Rate shown is the yield as of November 30, 2016.

Δ	Variable rate security - The rate shown is the rate in effect as of November 30, 2016.

▲	On November 30, 2016, the cost of investments for federal income tax purposes was approximately $9,712,360. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3	-	Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

As of November 30, 2016, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
U.S. Treasury Debt	$—	$4,377,883	$—	$4,377,883
U.S. Treasury Repurchase Agreements	—	5,334,477	—	5,334,477
Total Investments	$—	$9,712,360	$—	$9,712,360

During the three-month period ended November 30, 2016, there were no transfers between valuation levels or Level 3 securities.

Certain Transfers Accounted for as Secured Borrowings

Remaining Contractual Maturity of the Agreements	Overnight and Continuous	Up to 30 Days	31-90 Days	Total
Repurchase Agreements
U.S. Treasury	3,934,477	1,400,000	—	5,334,477
Total Borrowings	$3,934,477	$1,400,000	$—	$5,334,477

Schedule of Investments November 30, 2016 (unaudited), all dollars rounded to thousands (000)

U.S. Treasury Money Market Fund

DESCRIPTION	PAR	VALUE >
U.S. Treasury Debt - 100.0%
U.S. Treasury Bills ⊗
0.000%, 12/01/2016	$39,209	$39,209
0.298%, 12/08/2016	72,436	72,432
0.194%, 12/15/2016	48,998	48,994
0.252%, 12/22/2016	118,171	118,154
0.331%, 12/29/2016	36,380	36,371
0.285%, 01/05/2017	167,226	167,180
0.331%, 01/12/2017	15,000	14,994
0.306%, 01/19/2017	46,974	46,954
0.318%, 01/26/2017	50,000	49,975
0.365%, 02/02/2017	15,000	14,990
0.458%, 02/09/2017	26,207	26,184
0.470%, 02/16/2017	20,469	20,448
0.464%, 02/23/2017	40,000	39,957
0.471%, 03/02/2017	41,980	41,930
0.501%, 03/09/2017	25,000	24,966
0.432%, 04/13/2017	8,140	8,127
0.506%, 05/04/2017	20,050	20,007
U.S. Treasury Notes
0.750%, 01/15/2017	62,079	62,113
0.500%, 01/31/2017	25,000	25,003
0.575%, 01/31/2017 Δ	35,000	35,002
0.875%, 01/31/2017	35,000	35,026
4.625%, 02/15/2017	25,000	25,213
0.500%, 02/28/2017	25,000	25,005
0.750%, 03/15/2017	13,700	13,709
0.500%, 03/31/2017	2,243	2,242
1.000%, 03/31/2017	10,571	10,590
0.565%, 04/30/2017 Δ	48,000	48,006
0.875%, 04/30/2017	11,211	11,228
0.625%, 06/30/2017	5,000	5,000
0.568%, 07/31/2017 Δ	27,353	27,334
0.659%, 10/31/2017 Δ	64,492	64,512
0.750%, 10/31/2017	16,966	16,973
1.875%, 10/31/2017	6,015	6,079
0.763%, 01/31/2018 Δ	34,081	34,132
0.681%, 04/30/2018 Δ	5,193	5,194
0.665%, 07/31/2018 Δ	5,000	5,000
Total U.S. Treasury Debt
(Cost $1,248,233)		1,248,233

Total Investments ▲ - 100.0%
(Cost $1,248,233)		1,248,233
Other Assets and Liabilities, Net - 0.0%		541
Total Net Assets - 100.0%		$1,248,775

>	Investment securities held (except for investment in other money market funds) are stated at amortized cost, which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the fund are determined using prices supplied by the fund’s independent pricing services. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund’s administrator will notify the fund’s board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the fund’s board of directors will be convened, and the board will determine what action, if any, to take. During the three-month period ended November 30, 2016, the difference between the aggregate market price and the aggregate amortized cost of all securities in the fund did not exceed 0.25%. Investments in other money market funds are valued at their respective net asset values on the valuation date.

U	Rate shown is the yield as of November 30, 2016.

Δ	Variable rate security - The rate shown is the rate in effect as of November 30, 2016.

▲	On November 30, 2016, the cost of investments for federal income tax purposes was approximately $1,248,233. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3	-	Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

As of November 30, 2016, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
U.S. Treasury Debt	$—	$1,248,233	$—	$1,248,233
Total Investments	$—	$1,248,233	$—	$1,248,233

During the three-month period ended November 30, 2016, there were no transfers between valuation levels or Level 3 securities.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed here with.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Funds, Inc.

By:	/s/ Eric J. Thole
Eric J. Thole
President

Date:	January 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric J. Thole
Eric J. Thole
President

Date:	January 24, 2017

By:	/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer

Date:	January 24, 2017